Property, Plant and Equipment, Net - Right-Of-Use Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 2,919,097,994	$ 2,788,204,501
Inversions (decreases) for foreign currency translation difference, net	(400,188)	(910,374)
Depreciation	(104,287,575)	(111,507,897)
Other increases/decreases	59,780,491	12,831,357
Total changes	(171,454,279)	130,893,493
Ending balance	2,747,643,715	2,919,097,994
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	57,932,689	52,063,679
Inversions (decreases) for foreign currency translation difference, net	(15,144)	(35,406)
Other increases/decreases		10,677
Total changes	3,730,034	5,869,010
Ending balance	61,662,723	57,932,689
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,438,832	9,029,526
Inversions (decreases) for foreign currency translation difference, net	(25,367)	(61,194)
Depreciation	(805,507)	(611,036)
Other increases/decreases	(1)	2
Total changes	22,048,545	(590,694)
Ending balance	30,487,377	8,438,832
Finance Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,654,672	18,508,931
Depreciation	(1,072,839)	(854,258)
Other increases/decreases	(321,029)	(1)
Total changes	65,120	(854,259)
Ending balance	17,719,792	17,654,672
Right-of-Use Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,654,672
Opening balance as of January 1, 2019 after application of IFRS 16		19,113,660
Depreciation	(1,072,839)
Other increases/decreases	(321,029)
Total changes	(1,393,868)
Ending balance	17,719,792	17,654,672
Right-of-Use Assets [Member] | Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,758
Opening balance as of January 1, 2019 after application of IFRS 16		2,758
Depreciation	(545)
Other increases/decreases	91
Total changes	(454)
Ending balance	2,304	2,758
Right-of-Use Assets [Member] | Finance Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,651,914
Opening balance as of January 1, 2019 after application of IFRS 16		19,110,902
Depreciation	(1,072,294)
Other increases/decreases	(321,120)
Total changes	(1,393,414)
Ending balance	17,717,488	17,651,914
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Right-of-Use Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,458,988
Ending balance		1,458,988
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Right-of-Use Assets [Member] | Finance Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 1,458,988
Ending balance		$ 1,458,988